Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Net income	177,075	195,184	153,252

Basic Earnings Per Share
Weighted average number of common shares issued	54,338	55,159	54,296
Weighted average number of common shares held as treasury stock	(1,166)	(213)	—
Weighted average number of common shares (in thousands)	53,172	54,946	54,296

Basic Earnings Per Share	3.33	3.55	2.82

Diluted Earnings Per Share
Weighted average number of common shares	53,172	54,946	54,296
Net dilution impact related to options to purchase common shares	118	223	561
Net dilution impact related to awards of unvested common shares	369	576	594
Weighted average number of diluted common shares (in thousands)	53,659	55,745	55,451

Diluted Earnings Per Share	3.30	3.50	2.76